Waddell & Reed InvestEd Portfolios, Inc.



          Waddell & Reed InvestEd Growth Portfolio
          Waddell & Reed InvestEd Balanced Portfolio
          Waddell & Reed InvestEd Conservative Portfolio

     Semiannual
     Report
     -----------------
     June 30, 2002

CONTENTS

         3     President's Letter

         5     Waddell & Reed InvestEd Growth Portfolio

        15     Waddell & Reed InvestEd Balanced Portfolio

        25     Waddell & Reed InvestEd Conservative Portfolio

        35     Notes to Financial Statements












This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed InvestEd Portfolios, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER
-----------------------------------------------------------------
JUNE 30, 2002


Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended June 30, 2002.

The last six months -- especially the last three months -- brought negative headlines about corporate accounting scandals that served to dash investor confidence and adversely affect the markets. Combined with ongoing geopolitical turmoil and global terrorist threats, this created a recipe for a generally depressed market environment by June 30.

Unfortunately, the above factors served to overshadow some modestly positive news that suggests the economy may be recovering gradually. With inflation seemingly well-contained, factory orders rising and the dollar declining slightly, signs are pointing to a potentially improving economic climate, although the strength and sustainability remain uncertain. Thus, we believe that the Federal Reserve would be reluctant to increase interest rates in the near term, an action that could risk stalling any potential recovery.

While corporate profits remained mostly depressed during the period, the recent positive economic data suggests that they may begin to recover. We believe that continued low interest rates, tame inflation, aggressive cost cutting by domestic companies and rising productivity may be just the right recipe for improving corporate profits by year-end. While we do expect volatility to continue as the theme for the next few quarters, the underlying trends of mild inflation and the likelihood for increasing profits lead us to believe that the prospects for the equity markets are favorable. Stocks are depressed. Most companies do not have accounting or management problems, but most have been punished as if they do. We believe that the events of the last few months have created a good buying opportunity for those with a long-term investment horizon.

At June 30, virtually all of the primary equity indexes had shown negative returns. For the last six months, the Nasdaq Composite Index was hit the hardest, declining 24.98 percent. The other two major indexes also suffered, although not as much. The S&P 500 Index declined 13.15 percent and the Dow Jones Industrial Average declined 6.91 percent.

In contrast, bonds did much better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's increase of 3.59 percent for the period. Skepticism surrounding corporate accounting, along with geopolitical uncertainty, has brought out some risk aversion among investors, driving them toward the more conservative fixed income securities. Bond performance over the last six months also has been aided by low and declining inflation rates and an accommodative Federal Reserve.

Without question, recent events have impacted the market, causing concern among investors. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO
-----------------------------------------------------------------

GOAL
To seek long-term capital growth

STRATEGY
This Portfolio primarily invests in a combination of Waddell & Reed Advisors equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Waddell & Reed Advisors income-producing mutual funds. It is designed for investors who can accept equity market volatility in return for potentially higher returns, and who do not expect to incur expenses related to higher education for at least nine years.

Founded
2001

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class A Shares

        Per Share Data
For the Six Months Ended June 30, 2002
---------------------------------------------

Net asset value on
   6-30-02                      $ 9.91
  12-31-01                       10.84
                                ------
Change per share                $(0.93)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO
------------------------------------------------------------------
Average Annual Total Return (A)

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 6-30-02      ---          ---             ---           ---
 5-year period
  ended 6-30-02      ---          ---             ---           ---
10-year period
  ended 6-30-02      ---          ---             ---           ---
Cumulative return
  since inception
  of Class (F)      -6.40%      -0.69%          -6.17%        -1.24%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
                         Class C
                  -----------------------
                      With      Without
Period               CDSC(B)     CDSC(C)
------            ----------   ----------
 1-year period
  ended 6-30-02      ---          ---
 5-year period
  ended 6-30-02      ---          ---
10-year period
  ended 6-30-02      ---          ---
Cumulative return
  since inception
  of Class (D)      -2.13%      -1.14%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(C)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(D)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO
--------------------------------------------------------------
Portfolio Highlights

As a shareholder of Growth Portfolio, for every $100 you had invested on June 30, 2002, your Portfolio owned:

 $16.33  Waddell & Reed Advisors Core Investment Fund, Class Y
  16.05  Waddell & Reed Advisors Bond Fund, Class Y
  14.70  Waddell & Reed Advisors Value Fund, Inc., Class Y
  10.33  Waddell & Reed Advisors International Growth Fund, Inc., Class Y
  10.21  Waddell & Reed Advisors High Income Fund, Inc., Class Y
   9.68  Waddell & Reed Advisors Vanguard Fund, Inc., Class Y
   9.31  Waddell & Reed Advisors New Concepts Fund, Inc., Class Y
   7.88  Waddell & Reed Advisors Small Cap Fund, Inc., Class Y
   5.37  Waddell & Reed Advisors Government Securities Fund, Inc., Class Y
   0.14  Cash and Cash Equivalents

THE INVESTMENTS OF GROWTH PORTFOLIO
June 30, 2002

                                              Shares        Value

MUTUAL FUNDS
Waddell & Reed Advisors Bond Fund,
 Class Y  ................................   705,194  $ 4,449,773
Waddell & Reed Advisors Core Investment Fund,
 Class Y  ................................   912,826    4,527,618
Waddell & Reed Advisors Government Securities
 Fund, Inc., Class Y  ....................   266,057    1,489,920
Waddell & Reed Advisors High Income Fund,
 Inc., Class Y  ..........................   402,222    2,831,644
Waddell & Reed Advisors International Growth
 Fund, Inc., Class Y  ....................   495,831    2,865,905
Waddell & Reed Advisors New Concepts Fund,
 Inc., Class Y  ..........................   395,807    2,580,663
Waddell & Reed Advisors Small Cap Fund, Inc.,
 Class Y  ................................   214,564    2,186,406
Waddell & Reed Advisors Value Fund, Inc.,
 Class Y  ................................   410,887    4,076,000
Waddell & Reed Advisors Vanguard Fund, Inc.,
 Class Y  ................................   375,301    2,683,400
                                                      -----------

TOTAL MUTUAL FUNDS - 99.86%                           $27,691,329
 (Cost: $29,516,450)

TOTAL SHORT-TERM SECURITIES - 0.63%                   $   175,000
 (Cost: $175,000)

TOTAL INVESTMENT SECURITIES - 100.49%                 $27,866,329
 (Cost: $29,691,450)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.49%)      (135,595)

NET ASSETS - 100.00%                                  $27,730,734


Notes to Schedule of Investments

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
GROWTH PORTFOLIO
June 30, 2002
(In Thousands, Except for Per Share Amounts)                    (Unaudited)

ASSETS
 Investment securities -- at value (Notes 1 and 4)  ........   $27,866
 Cash  .....................................................         2
 Receivables:
   Portfolio shares sold ...................................       188
   Dividends and interest ..................................         1
 Prepaid registration fees (Note 2)  .......................        18
                                                               -------
    Total assets  ..........................................    28,075
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............       325
 Payable to Portfolio shareholders  ........................         8
 Accrued administrative and shareholder
   servicing fee (Note 3) ..................................         5
 Accrued accounting services fee (Note 3)  .................         2
 Accrued service fee (Note 3)  .............................         1
 Other  ....................................................         3
                                                               -------
    Total liabilities  .....................................       344
                                                               -------
      Total net assets  ....................................   $27,731
                                                               =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...........................................   $     3
   Additional paid-in capital ..............................    29,420
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment loss............       (11)
   Accumulated undistributed net realized gain
    on investment transactions  ............................       144
   Net unrealized depreciation in value of investments......    (1,825)
                                                               -------
    Net assets applicable to outstanding units of capital  .   $27,731
                                                               =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................     $9.91
 Class B  ..................................................     $9.87
 Class C  ..................................................     $9.87
Capital shares outstanding:
 Class A  ..................................................     2,212
 Class B  ..................................................       349
 Class C  ..................................................       240
Capital shares authorized ..................................   500,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
GROWTH PORTFOLIO
For the Six Months Ended June 30, 2002
(In Thousands)                                                  (Unaudited)
INVESTMENT INCOME
 Income (Note 1B):
   Dividends .......................................      $   185
   Interest and amortization........................            2
                                                             ----
    Total income  ..................................          187
                                                             ----
 Expenses (Note 3):
   Registration fees ...............................           60
   Administrative and shareholder servicing fee:
    Class A  .......................................           46
    Class B  .......................................            8
    Class C  .......................................            5
   Service fee:
    Class A  .......................................           21
    Class B  .......................................            3
    Class C  .......................................            3
   Distribution fee:
    Class B  .......................................           10
    Class C  .......................................            8
   Accounting services fee .........................            8
   Audit fees ......................................            5
   Investment management fee .......................            3
   Legal fees ......................................            2
   Custodian fees ..................................            1
   Other ...........................................           18
                                                             ----
    Total  .........................................          201
      Less expenses in excess of voluntary waiver of
       management fee (Note 3)  ....................           (3)
                                                             ----
       Total expenses  .............................          198
                                                             ----
         Net investment loss .......................          (11)
                                                             ----
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 4)
 Realized net gain on investments  .................           64
 Unrealized depreciation in value of investments
   during the period ...............................       (2,169)
                                                             ----
   Net loss on investments .........................       (2,105)
                                                             ----
    Net decrease in net assets resulting from
      operations ...................................      $(2,116)
                                                          =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
GROWTH PORTFOLIO
(In Thousands)                                                  (Unaudited)

                                                          For the
                                                      period from
                                           For the     October 1,
                                        six months        2001(1)
                                             ended        through
                                          June 30,   December 31,
                                              2002       2001
                                        ------------ ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income (loss) ..........     $   (11)     $    14
 Realized net gain on investments  .....          64           80
 Unrealized appreciation (depreciation)       (2,169)         344
                                             -------      -------
   Net increase (decrease) in net assets
    resulting from operations  .........      (2,116)         438
                                             -------      -------
Distributions to shareholders from (Note 1C):(2)
 Net investment income:
   Class A .............................          ---         (17)
   Class B .............................          ---          (1)
   Class C .............................          ---          (1)
 Realized gains on securities transactions:
   Class A .............................         ---          ---
   Class B .............................         ---          ---
   Class C .............................         ---          ---
                                             -------      -------
                                                 ---          (19)
                                             -------      -------
Capital share transactions
 (Note 6)  .............................      16,859       12,535
                                             -------      -------
    Total increase .....................      14,743       12,954
NET ASSETS
Beginning of period ....................      12,988           34
                                             -------      -------
End of period ..........................     $27,731      $12,988
                                             =======      =======
 Undistributed net investment income (loss)     $(11)        $---
                                                ====         ====

(1)Commencement of operations.
(2)See "Financial Highlights" on pages 12 - 14.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GROWTH PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                            For the        For the
                                six       period from
                             months       10-1-01(1)
                              ended        through
                            6-30-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.84         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.00           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.93)          0.84
                             ------         ------
Total from investment
 operations  .......          (0.93)          0.86
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.02)
 From capital gains           (0.00)         (0.00)
                             ------         ------
Total distributions           (0.00)         (0.02)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.91         $10.84
                             ======         ======
Total return(2) ....          -8.58%          8.63%
Net assets, end of
 period (in millions)           $22             $9
Ratio of expenses to average
 net assets including
 voluntary expense waiver      1.70%(3)       1.67%(3)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver ............           0.06%(3)       1.18%(3)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      1.73%(3)       1.71%(3)
Ratio of net investment
 income to average net assets
 excluding voluntary expense
 waiver  ...........           0.03%(3)       1.14%(3)
Portfolio turnover rate       10.25%          0.12%
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GROWTH PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                            For the        For the
                                six       period from
                             months       10-1-01(1)
                              ended        through
                            6-30-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.84         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.03)          0.01
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.94)          0.84
                             ------         ------
Total from investment
 operations   ......          (0.97)          0.85
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.01)
 From capital gains           (0.00)         (0.00)
                             ------         ------
Total distributions           (0.00)         (0.01)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.87         $10.84
                             ======         ======
Total return .......          -8.95%          8.47%
Net assets, end of
 period (in millions)            $4             $2
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.47%(2)       2.22%(2)
Ratio of net investment
 income (loss) to average
 net assets including
 voluntary expense waiver     -0.74%(2)       0.23%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.52%(2)       2.28%(2)
Ratio of net investment
 income (loss) to average
 net assets excluding
 voluntary expense waiver     -0.78%(2)       0.17%(2)
Portfolio turnover rate       10.25%          0.12%

 *Commencement of operations of the class.
**Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GROWTH PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                            For the        For the
                                six       period from
                             months       10-1-01(1)
                              ended        through
                            6-30-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.84         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.02)          0.01
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.95)          0.84
                             ------         ------
Total from investment
 operations   ......          (0.97)          0.85
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.01)
 From capital gains           (0.00)         (0.00)
                             ------         ------
Total distributions           (0.00)         (0.01)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.87         $10.84
                             ======         ======
Total return .......          -8.86%          8.47%
Net assets, end of
 period (in millions)            $2             $2
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.30%(2)       2.19%(2)
Ratio of net investment
 income (loss) to average
 net assets including
 voluntary expense waiver     -0.57%(2)       0.13%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.34%(2)       2.25%(2)
Ratio of net investment
 income (loss) to average
 net assets excluding
 voluntary expense waiver     -0.61%(2)       0.07%(2)
Portfolio turnover rate       10.25%          0.12%

(1)Commencement of operations of the class.
(2)Annualized.
See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO
-----------------------------------------------------------------

GOAL
To seek capital growth and income

STRATEGY
This Portfolio invests in a combination of long-term, growth-oriented Waddell & Reed Advisors equity mutual funds and Waddell & Reed Advisors income-producing mutual funds. It is designed for investors who seek capital appreciation, in conjunction with income, and who do not expect to incur higher education expenses for at least two to three years.

Founded
2001

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class A Shares
        Per Share Data
For the Six Months Ended June 30, 2002
---------------------------------------------

Net asset value on
   6-30-02                      $ 9.98
  12-31-01                       10.57
                                ------
Change per share .............  $(0.59)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO
------------------------------------------------------------------
Average Annual Total Return (A)

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.


                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 6-30-02      ---          ---             ---           ---
 5-year period
  ended 6-30-02      ---          ---             ---           ---
10-year period
  ended 6-30-02      ---          ---             ---           ---
Cumulative return
  since inception
  of Class (F)      -5.67%       0.09%          -5.44%        -0.47%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
                         Class C
                  -----------------------
                      With      Without
Period               CDSC(B)     CDSC(C)
------            ----------   ----------
 1-year period
  ended 6-30-02      ---          ---
 5-year period
  ended 6-30-02      ---          ---
10-year period
  ended 6-30-02      ---          ---
Cumulative return
  since inception
  of Class (D)      -1.46%      -0.47%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(C)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(D)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO
--------------------------------------------------------------
Portfolio Highlights

As a shareholder of Balanced Portfolio, for every $100 you had invested on June 30, 2002, your Portfolio owned:

$ 21.02  Waddell & Reed Advisors Government Securities Fund, Inc., Class Y
  20.97  Waddell & Reed Advisors Bond Fund, Class Y
  14.13  Waddell & Reed Advisors Core Investment Fund, Class Y
  11.53  Waddell & Reed Advisors Value Fund, Inc., Class Y
   9.12  Waddell & Reed Advisors International Growth Fund, Inc., Class Y
   6.64  Waddell & Reed Advisors Vanguard Fund, Inc., Class Y
   6.39  Waddell & Reed Advisors New Concepts Fund, Inc., Class Y
   5.16  Waddell & Reed Advisors Cash Management, Inc., Class A
   5.00  Waddell & Reed Advisors High Income Fund, Inc., Class Y
   0.04  Cash and Cash Equivalents

 THE INVESTMENTS OF BALANCED PORTFOLIO
June 30, 2002

                                              Shares        Value

MUTUAL FUNDS
Waddell & Reed Advisors Bond Fund,
 Class Y  ................................   895,074  $ 5,647,916
Waddell & Reed Advisors Cash Management,
 Inc., Class A  .......................... 1,390,637    1,390,637
Waddell & Reed Advisors Core Investment Fund,
 Class Y  ................................   767,586    3,807,225
Waddell & Reed Advisors Government Securities
 Fund, Inc., Class Y  .................... 1,011,138    5,662,374
Waddell & Reed Advisors High Income Fund,
 Inc., Class Y  ..........................   191,440    1,347,739
Waddell & Reed Advisors International
 Growth Fund, Inc., Class Y  .............   424,797    2,455,326
Waddell & Reed Advisors New Concepts Fund,
 Inc., Class Y  ..........................   264,011    1,721,354
Waddell & Reed Advisors Value Fund,
 Inc., Class Y  ..........................   312,962    3,104,578
Waddell & Reed Advisors Vanguard Fund, Inc.,
 Class Y  ................................   250,334    1,789,886
                                                       ----------

TOTAL MUTUAL FUNDS - 99.96%                           $26,927,035
 (Cost: $28,135,831)

TOTAL SHORT-TERM SECURITIES - 0.48%                   $   128,000
 (Cost: $128,000)

TOTAL INVESTMENT SECURITIES - 100.44%                 $27,055,035
 (Cost: $28,263,831)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.44%)      (118,003)

NET ASSETS - 100.00%                                  $26,937,032


Notes to Schedule of Investments

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
BALANCED PORTFOLIO
June 30, 2002
(In Thousands, Except for Per Share Amounts)                    (Unaudited)

ASSETS
 Investment securities -- at value (Notes 1 and 4)  ........   $27,055
 Cash  .....................................................         1
 Receivable:
    Portfolio shares sold ..................................        96
    Dividends and interest .................................         2
 Prepaid registration fees (Note 2)  .......................        18
                                                               -------
    Total assets  ..........................................    27,172
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............       148
 Payable to Portfolio shareholders  ........................        78
 Accrued administrative and shareholder
   servicing fee (Note 3) ..................................         3
 Accrued accounting services fee (Note 3)  .................         2
 Accrued service fee (Note 3)  .............................         1
 Other  ....................................................         3
                                                               -------
    Total liabilities  .....................................       235
                                                               -------
      Total net assets  ....................................   $26,937
                                                               =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...........................................   $     3
   Additional paid-in capital ..............................    27,966
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income..........        69
   Accumulated undistributed net realized gain
    on investment transactions  ............................       108
   Net unrealized depreciation in value of investments......    (1,209)
                                                               -------
    Net assets applicable to outstanding units of capital  .   $26,937
                                                               =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................     $9.98
 Class B  ..................................................     $9.94
 Class C  ..................................................     $9.94
Capital shares outstanding:
 Class A  ..................................................     1,997
 Class B  ..................................................       336
 Class C  ..................................................       369
Capital shares authorized ..................................   300,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
BALANCED PORTFOLIO
For the Six Months Ended June 30, 2002
(In Thousands)                                                  (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends .......................................      $   249
   Interest and amortization........................            2
                                                          -------
    Total income  ..................................          251
                                                          -------
 Expenses (Note 3):
   Registration fees ...............................           60
   Administrative and shareholder servicing fee:
    Class A  .......................................           36
    Class B  .......................................            6
    Class C  .......................................            7
   Service fee:
    Class A  .......................................           18
    Class B  .......................................            3
    Class C  .......................................            4
   Distribution fee:
    Class B  .......................................           10
    Class C  .......................................           11
   Accounting services fee .........................            7
   Audit fees ......................................            5
   Investment management fee .......................            4
   Legal fees ......................................            2
   Custodian fees ..................................            1
   Other............................................           12
                                                          -------
    Total  .........................................          186
      Less expenses in excess of voluntary waiver of
       management fee (Note 3)  ....................           (4)
                                                          -------
       Total expenses  .............................          182
                                                          -------
         Net investment income .....................           69
                                                          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 4)
 Realized net gain on investments  .................           33
 Unrealized depreciation in value of investments
   during the period ...............................       (1,396)
                                                          -------
   Net loss on investments .........................       (1,363)
                                                          -------
    Net decrease in net assets resulting from
      operations ...................................      $(1,294)
                                                          =======


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
BALANCED PORTFOLIO
(In Thousands)                                                  (Unaudited)

                                                          For the
                                                      period from
                                           For the     October 1,
                                        six months        2001(1)
                                             ended        through
                                          June 30,   December 31,
                                              2002       2001
                                        ------------ ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................     $    69      $    23
 Realized net gain on investments  .....          33           75
 Unrealized appreciation (depreciation)       (1,396)         187
                                             -------      -------
   Net increase (decrease) in net assets
    resulting from operations  .........      (1,294)         285
                                             -------      -------
Distributions to shareholders from (Note 1C):(2)
 Net investment income:
   Class A .............................         ---          (23)
   Class B .............................         ---           (2)
   Class C .............................         ---           (3)
 Realized gains on securities transactions:
   Class A .............................         ---          ---
   Class B .............................         ---          ---
   Class C .............................         ---          ---
                                             -------      -------
                                                 ---          (28)
                                             -------      -------
Capital share transactions
 (Note 6)  .............................      15,070       12,870
                                             -------      -------
    Total increase  ....................      13,776       13,127
NET ASSETS
Beginning of period ....................      13,161           34
                                             -------      -------
End of period ..........................     $26,937      $13,161
                                             =======      =======
 Undistributed net investment income  ..         $69         $---
                                                 ===         ====


(1)Commencement of operations.
(2)See "Financial Highlights" on pages 22 - 24.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                            For the        For the
                                six       period from
                             months       10-1-01(1)
                              ended        through
                            6-30-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.57         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.03           0.03
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.62)          0.57
                             ------         ------
Total from investment
 operations  .......          (0.59)          0.60
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.03)
 From capital gains           (0.00)         (0.00)
                             ------         ------
Total distributions           (0.00)         (0.03)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.98         $10.57
                             ======         ======
Total return(2) ....          -5.58%          6.00%
Net assets, end of
 period (in millions)           $20             $9
Ratio of expenses to average
 net assets including
 voluntary expense waiver      1.58%(3)       1.67%(3)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver ............           0.88%(3)       1.70%(3)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      1.62%(3)       1.72%(3)
Ratio of net investment
 income to average net assets
 excluding voluntary expense
 waiver  ...........           0.85%(3)       1.65%(3)
Portfolio turnover rate       12.06%          0.00%
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                            For the        For the
                                six       period from
                             months       10-1-01(1)
                              ended        through
                            6-30-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.57         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.01           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.64)          0.56
                             ------         ------
Total from investment
 operations  .......          (0.63)          0.58
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.01)
 From capital gains           (0.00)         (0.00)
                             ------         ------
Total distributions           (0.00)         (0.01)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.94         $10.57
                             ======         ======
Total return .......          -5.96%          5.84%
Net assets, end of
 period (in millions)            $3             $2
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.34%(2)       2.22%(2)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver  ...........           0.11%(2)       0.75%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.39%(2)       2.28%(2)
Ratio of net investment
 income to average net assets
 excluding voluntary expense
 waiver  ...........           0.06%(2)       0.69%(2)
Portfolio turnover rate       12.06%          0.00%

(1)Commencement of operations of the class.
(2)Annualized.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                            For the        For the
                                six       period from
                             months       10-1-01(1)
                              ended        through
                            6-30-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.57         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.01           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.64)          0.56
                             ------         ------
Total from investment
 operations  .......          (0.63)          0.58
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.01)
 From capital gains           (0.00)         (0.00)
                             ------         ------
Total distributions           (0.00)         (0.01)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.94         $10.57
                             ======         ======
Total return .......          -5.96%          5.84%
Net assets, end of
 period (in millions)            $4             $2
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.29%(2)       2.23%(2)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver  ...........           0.14%(2)       0.73%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.34%(2)       2.29%(2)
Ratio of net investment
 income to average net assets
 excluding voluntary expense
 waiver  ...........           0.10%(2)       0.67%(2)
Portfolio turnover rate       12.06%          0.00%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO
-----------------------------------------------------------------

GOAL
To seek capital preservation

STRATEGY
This Portfolio invests primarily in Waddell & Reed Advisors income-producing mutual funds. It invests, to a lesser extent, in Waddell & Reed Advisors equity mutual funds. It is designed for investors who seek capital preservation, through a primary emphasis on income and a secondary emphasis on capital growth, and who expect to incur expenses related to higher education within a year or two.

Scheduled Dividend Frequency
Annually (December)

Founded
2001


Performance Summary -- Class A Shares

Per Share Data
For the Six Months Ended June 30, 2002
---------------------------------------------

Net asset value on
   6-30-02                      $10.07
  12-31-01                       10.18
                                ------
Change per share                $(0.11)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO
------------------------------------------------------------------
Average Annual Total Return (A)

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 6-30-02      ---          ---             ---           ---
 5-year period
  ended 6-30-02      ---          ---             ---           ---
10-year period
  ended 6-30-02      ---          ---             ---           ---
Cumulative return
  since inception
  of Class (F)      -4.64%       1.17%          -4.39%         0.61%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
                         Class C
                  -----------------------
                      With      Without
Period               CDSC(B)     CDSC(C)
------            ----------   ----------
 1-year period
  ended 6-30-02      ---          ---
 5-year period
  ended 6-30-02      ---          ---
10-year period
  ended 6-30-02      ---          ---
Cumulative return
  since inception
  of Class (D)      -0.39%       0.61%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(C)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(D)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO
--------------------------------------------------------------
Portfolio Highlights

As a shareholder of Conservative Portfolio, for every $100 you had invested on June 30, 2002, your Portfolio owned:

  $40.06 Waddell & Reed Advisors Cash Management, Inc., Class A
   28.54 Waddell & Reed Advisors Government Securities Fund, Inc., Class Y
   18.30 Waddell & Reed Advisors Bond Fund, Class Y
    7.31 Waddell & Reed Advisors Core Investment Fund, Class Y
    3.89 Waddell & Reed Advisors High Income Fund, Inc., Class Y
    0.98 Waddell & Reed Advisors International Growth Fund, Inc., Class Y
    0.92 Waddell & Reed Advisors Vanguard Fund, Inc., Class Y

THE INVESTMENTS OF CONSERVATIVE PORTFOLIO
June 30, 2002

                                              Shares        Value

MUTUAL FUNDS
Waddell & Reed Advisors Bond Fund,
 Class Y  ................................   259,412   $1,636,890
Waddell & Reed Advisors Cash Management,
 Inc., Class A  .......................... 3,583,517    3,583,517
Waddell & Reed Advisors Core Investment
 Fund, Class Y  ..........................   131,835      653,900
Waddell & Reed Advisors Government Securities
 Fund, Inc., Class Y  ....................   455,943    2,553,283
Waddell & Reed Advisors High Income Fund, Inc.,
 Class Y  ................................    49,378      347,624
Waddell & Reed Advisors International Growth
 Fund, Inc., Class Y  ....................    15,234       88,053
Waddell & Reed Advisors Vanguard Fund, Inc.,
 Class Y  ................................    11,554       82,610
                                                        ---------
TOTAL MUTUAL FUNDS - 100.63%                           $8,945,877
 (Cost: $9,027,341)

TOTAL INVESTMENT SECURITIES - 100.63%                  $8,945,877
 (Cost: $9,027,341)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.63%)       (56,372)

NET ASSETS - 100.00%                                   $8,889,505


Notes to Schedule of Investments

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
CONSERVATIVE PORTFOLIO
June 30, 2002
(In Thousands, Except for Per Share Amounts)                    (Unaudited)

ASSETS
 Investment securities -- at value (Notes 1 and 4)  ........    $8,946
 Receivables:
   Portfolio shares sold ...................................        16
   Dividends and interest ..................................         2
 Prepaid registration fees (Note 2)  .......................        17
                                                                ------
    Total assets  ..........................................     8,981
                                                                ------
LIABILITIES
 Payable to Portfolio shareholders  ........................        54
 Due to custodian  .........................................        18
 Payable for investment securities purchased  ..............        17
 Accrued administrative and shareholder
   servicing fee (Note 3) ..................................         1
 Other  ....................................................         1
                                                                ------
    Total liabilities  .....................................        91
                                                                ------
      Total net assets  ....................................    $8,890
                                                                ======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...........................................    $    1
   Additional paid-in capital ..............................     8,924
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income..........        15
   Accumulated undistributed net realized gain
    on investment transactions  ............................        31
   Net unrealized depreciation in value of investments......       (81)
                                                                ------
    Net assets applicable to outstanding units of capital  .    $8,890
                                                                ======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................    $10.07
 Class B  ..................................................    $10.03
 Class C  ..................................................    $10.03
Capital shares outstanding:
 Class A  ..................................................       570
 Class B  ..................................................       111
 Class C  ..................................................       203
Capital shares authorized ..................................   200,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
CONSERVATIVE PORTFOLIO
For the Six Months Ended June 30, 2002
(In Thousands)                                                  (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends .......................................         $114
   Interest and amortization .......................            1
                                                              ---
    Total income  ..................................          115
                                                              ---
 Expenses (Note 3):
   Registration fees................................           56
   Administrative and shareholder servicing fee:
    Class A  .......................................           10
    Class B  .......................................            2
    Class C  .......................................            3
   Distribution fee:
    Class B  .......................................            4
    Class C  .......................................            6
   Service fee:
    Class A  .......................................            6
    Class B  .......................................            1
    Class C  .......................................            2
   Audit fees ......................................            4
   Investment management fee .......................            2
   Custodian fees ..................................            1
   Legal fees ......................................            1
   Other ...........................................            4
                                                              ---
    Total  .........................................          102
      Less expenses in excess of voluntary waiver of
       management fee (Note 3)  ....................           (2)
                                                              ---
       Total expenses  .............................          100
                                                              ---
         Net investment income .....................           15
                                                              ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 4)
 Realized net gain on investments ..................           14
 Unrealized depreciation in value of investments
   during the period ...............................         (118)
                                                              ---
   Net loss on investments .........................         (104)
                                                              ---
    Net decrease in net assets resulting from
      operations ...................................         $(89)
                                                             ====
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
CONSERVATIVE PORTFOLIO
 (In Thousands)                                                 (Unaudited)

                                                          For the
                                                      period from
                                           For the     October 1,
                                        six months        2001(1)
                                             ended        through
                                          June 30,   December 31,
                                              2002       2001
                                        ------------ ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................   $      15       $   13
 Realized net gain on investments  .....          14           18
 Unrealized appreciation (depreciation)         (118)          37
                                             -------      -------
   Net increase (decrease) in net assets
    resulting from operations  .........         (89)          68
                                             -------      -------
Distributions to shareholders from (Note 1C):(2)
 Net investment income:
   Class A .............................         ---          (12)
   Class B .............................         ---           (3)
   Class C .............................         ---           (3)
 Realized gains on securities transactions:
   Class A .............................         ---           (1)
   Class B .............................         ---          ---*
   Class C .............................         ---          ---*
                                             -------      -------
                                                 ---          (19)
                                             -------      -------
Capital share transactions
 (Note 6)  .............................       3,711        5,185
                                              ------       ------
    Total increase  ....................       3,622        5,234
NET ASSETS
Beginning of period ....................       5,268           34
                                              ------       ------
End of period ..........................      $8,890       $5,268
                                              ======       ======
 Undistributed net investment income  ..         $15         $---
                                                 ===         ====


  *Not shown due to rounding.
(1)Commencement of operations.
(2)See "Financial Highlights" on pages 32 - 34.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CONSERVATIVE PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                            For the        For the
                                six       period from
                             months       10-1-01(1)
                              ended        through
                            6-30-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.18         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.02           0.04
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.13)          0.19
                             ------         ------
Total from investment
 operations  .......          (0.11)          0.23
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.05)
 From capital gains           (0.00)         (0.00)*
                             ------         ------
Total distributions           (0.00)         (0.05)
                             ------         ------
Net asset value,
 end of period  ....         $10.07         $10.18
                             ======         ======
Total return(2) ....          -1.08%          2.28%
Net assets, end of
 period (in millions)            $6             $3
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.51%(3)       2.14%(3)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver  ...........           0.66%(3)       1.49%(3)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      0.61%(3)       2.19%(3)
Ratio of net investment
 income to average net assets
 excluding voluntary expense
 waiver  ...........          18.69%(3)       1.44%(3)
Portfolio turnover rate       18.69%          0.56%

  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CONSERVATIVE PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                            For the        For the
                                six       period from
                             months       10-1-01(1)
                              ended        through
                            6-30-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.18         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.01           0.04
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.16)          0.17
                             ------         ------
Total from investment
 operations  .......          (0.15)          0.21
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.03)
 From capital gains           (0.00)         (0.00)*
                             ------         ------
Total distributions           (0.00)         (0.03)
                             ------         ------
Net asset value,
 end of period  ....         $10.03         $10.18
                             ======         ======
Total return .......          -1.47%          2.12%
Net assets, end of
 period (in millions)            $1             $1
Ratio of expenses to average
 net assets including
 voluntary expense waiver      3.14%(2)       2.55%(2)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver  ...........           0.03%(2)       1.07%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      3.19%(2)       2.60%(2)
Ratio of net investment
 income (loss) to average net assets
 excluding voluntary expense
 waiver  ...........          -0.03%(2)       1.02%(2)
Portfolio turnover rate       18.69%          0.56%

  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CONSERVATIVE PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                            For the        For the
                                six       period from
                             months       10-1-01(1)
                              ended        through
                            6-30-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.18         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.00)          0.03
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.15)          0.18
                             ------         ------
Total from investment
 operations  .......          (0.15)          0.21
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.03)
 From capital gains           (0.00)         (0.00)*
                             ------         ------
Total distributions           (0.00)         (0.03)
                             ------         ------
Net asset value,
 end of period  ....         $10.03         $10.18
                             ======         ======
Total return .......          -1.47%          2.12%
Net assets, end of
 period (in millions)            $2             $1
Ratio of expenses to average
 net assets including
 voluntary expense waiver      3.25%(2)       2.59%(2)
Ratio of net investment
 income (loss) to average
 net assets including
 voluntary expense waiver     -0.10%(2)       1.04%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      3.31%(2)       2.64%(2)
Ratio of net investment
 income (loss) to average
 net assets excluding
 voluntary expense waiver     -0.15%(2)       0.98%(2)
Portfolio turnover rate       18.69%          0.56%

  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2002
(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Waddell & Reed InvestEd Plan ("InvestEd Plan") was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, Inc. ("InvestEd Portfolios") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Portfolios issues three series of capital shares; each series represents ownership of a separate mutual fund (a "Portfolio"). The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian.
The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Contributions to InvestEd Plan accounts are invested in shares of an InvestEd Portfolio. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by InvestEd Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Investments in funds within the Waddell & Reed Advisors Group of Mutual Funds are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. All distributions are automatically paid in additional shares of the same class of the distributing Portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

Waddell & Reed InvestEd Portfolios, Inc., a Maryland corporation, was organized on May 23, 2001 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment

Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until October 1, 2001 (the date of the initial public offering).

On August 27, 2001, Waddell & Reed, Inc. ("W&R") purchased for investment 3,400 Class A shares of each Portfolio at their net asset value of $10.00 per share.

Prepaid registration expenses in the amount of $71,443, $70,651 and $69,144 were paid by Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, and are being amortized over the twelve months following the initial public offering.

NOTE 3 -- Investment Management And Payments To Affiliated Persons

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio and each underlying fund pay a management fee to Waddell & Reed Investment Management Company ("WRIMCO") for providing investment advice and supervising its investments. The management fee for each of the Portfolios is payable at the annual rate of 0.05% of the net assets of the Portfolio.

The management fee rates for each of the underlying funds are as follows:

for Waddell & Reed Advisors Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal period ended September 30, 2001, were 0.52%

for Waddell & Reed Advisors Cash Management, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended September 30, 2001, were 0.40%

for Waddell & Reed Advisors Core Investment Fund, management fees for the fund as a percent of the fund's net assets for the fiscal period ended June 30, 2002, were 0.59%

for Waddell & Reed Advisors Government Securities Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended September 30, 2001, were 0.50%

for Waddell & Reed Advisors High Income Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period September 30, 2001, were 0.62%

for Waddell & Reed Advisors International Growth Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2002, were 0.85%

for Waddell & Reed Advisors New Concepts Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended June 30, 2002, were 0.85%

for Waddell & Reed Advisors Small Cap Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2002, were 0.85%

for Waddell & Reed Advisors Value Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended June 30, 2002, were 0.70%

for Waddell & Reed Advisors Vanguard Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended June 30, 2002, were 0.68%

WRIMCO has voluntarily agreed to waive its investment management fee on any day that a Portfolio's or a fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

Each Portfolio has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the InvestEd Portfolios, including maintenance of each Portfolio's records, pricing of each Portfolio's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                       Average
                    Net Asset Level                Annual Fee
               (all dollars in millions)       Rate for Each Fund
               -------------------------       ------------------
               From $    0 to $   10                $      0
               From $   10 to $   25                $ 11,000
               From $   25 to $   50                $ 22,000
               From $   50 to $  100                $ 33,000
               From $  100 to $  200                $ 44,000
               From $  200 to $  350                $ 55,000
               From $  350 to $  550                $ 66,000
               From $  550 to $  750                $ 77,000
               From $  750 to $1,000                $ 93,500
                    $1,000 and Over                 $110,000

In addition, for each class of shares in excess of one, each Portfolio pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Each underlying fund also pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the table above. Plus, for each class of shares in excess of one, each underlying fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Administrative and Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Portfolio pays WRSCO a fee at the rate of 0.40% of net assets annually. The fee may be paid daily on a pro rata basis. Each Portfolio also reimburses W&R and WRSCO for certain out-of-pocket costs.

Under the Shareholder Servicing Agreement for each of the underlying funds other than Waddell & Reed Advisors Cash Management, Inc., each fund pays WRSCO a monthly fee equal to of 0.15 of 1% of the average daily net assets of Class Y for the preceding month. Waddell & Reed Advisors Cash Management, Inc., one of the underlying funds, pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

As principal underwriter for each Portfolio's shares, W&R receives gross sales commissions (which are not an expense of the InvestEd Portfolios) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended June 30, 2002, W&R received the following amounts in gross sales commissions and deferred sales charges.

                                                       CDSC
                                   Gross Sales    -----------------
                                   Commissions    Class B   Class C
                                   -----------    -----------------
     Growth Portfolio                $400,594      $---      $195
     Balanced Portfolio               249,193       ---        59
     Conservative Portfolio            50,069       ---        19

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan's shares, except for registration fees and related expenses. During the period ended June 30, 2002, W&R paid the following amounts: Growth Portfolio - $284,977; Balanced Portfolio - $195,931; and Conservative Portfolio - $37,450.

Under a Distribution and Service Plan for Class A shares adopted by the InvestEd Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Portfolio may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio's Class A average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the InvestEd Portfolios for Class B and Class C shares, respectively, each Portfolio may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

No Directors' fees were paid.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

Investment securities transactions for the period ended June 30, 2002 are summarized as follows:

                               Growth       Balanced   Conservative
                            Portfolio      Portfolio      Portfolio
                          -----------   ------------   ------------
Purchases of mutual
 funds                    $19,061,126    $17,718,922     $5,237,073
Purchases of short-term
 securities                 3,398,000      3,801,000      1,710,000
Proceeds from sales
 of mutual funds            2,170,097      2,457,841      1,346,445
Proceeds from maturities
 and sales of short-term
 securities                 3,416,000      4,017,000      1,856,000

For Federal income tax purposes, cost of investments owned at June 30, 2002 and the related appreciation (depreciation) were as follows:

                                                                  Aggregate
                                                               Appreciation
                                 Cost AppreciationDepreciation(Depreciation)
                       -------------- --------------------------------------
Waddell & Reed InvestEd
 Growth Portfolio         $29,691,450      $40,966  $1,866,087  $(1,825,121)
Waddell & Reed InvestEd
 Balanced Portfolio        28,263,831       65,773   1,274,569   (1,208,796)
Waddell & Reed InvestEd
 Conservative Portfolio     9,027,341       13,412      94,876      (81,464)

NOTE 5 -- Federal Income Tax Matters

The InvestEd Portfolios' income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, Waddell & Reed InvestEd Growth Portfolio, Waddell & Reed InvestEd Balanced Portfolio and Waddell & Reed InvestEd Conservative Portfolio realized capital gain net income of $6,813, $5,819 and $2,577, respectively, during the fiscal period ended December 31, 2001. A portion of capital gain net income of Waddell & Reed InvestEd Conservative Portfolio was paid to shareholders during the period ended December 31, 2001. Remaining capital gain net income will be distributed to each Portfolio's shareholders.

NOTE 6 -- Multiclass Operations

Each Portfolio currently offers three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the period ended June 30, 2002 are summarized below. Amounts are in thousands.

                                          Growth   BalancedConservative
                                        Portfolio Portfolio Portfolio
                                        --------- --------- ---------
Shares issued from sale of shares:
 Class A  ..............................     1,414     1,175       285
 Class B  ..............................       172       156         8
 Class C  ..............................        93       178        89
Shares issued from reinvestment
 of dividends:
 Class A  ..............................       ---       ---       ---
 Class B  ..............................       ---       ---       ---
 Class C  ..............................       ---       ---       ---
Shares redeemed:
 Class A  ..............................       (64)      (42)      (15)
 Class B  ..............................       (10)       (4)      ---
 Class C  ..............................        (2)       (6)       (1)
                                             -----     -----     -----
Increase in outstanding capital shares .     1,603     1,457       366
                                             =====     =====       ===
Value issued from sale of shares:
 Class A  ..............................   $14,879   $12,161    $2,892
 Class B  ..............................     1,803     1,608        80
 Class C  ..............................       979     1,839       905
Value issued from reinvestment
 of dividends:
 Class A  ..............................       ---       ---       ---
 Class B  ..............................       ---       ---       ---
 Class C  ..............................       ---       ---       ---
Value redeemed:
 Class A  ..............................      (670)     (435)     (154)
 Class B  ..............................      (108)      (38)      ---
 Class C  ..............................       (24)      (65)      (12)
   .....................................   -------   -------    ------
Increase in outstanding capital ........   $16,859   $15,070    $3,711
                                           =======   =======    ======

Transactions in capital stock for the period ended December 31, 2001 are summarized below. Amounts are in thousands.

                                          Growth   BalancedConservative
                                        Portfolio Portfolio Portfolio
                                        --------- --------- ---------
Shares issued from sale of shares:
 Class A  ..............................       873       861       295
 Class B  ..............................       186       184       103
 Class C  ..............................       150       197       115
Shares issued from reinvestment of
 dividends and/or capital gains
 distribution:
 Class A  ..............................         2         2         1
 Class B  ..............................       ---*      ---*      ---*
 Class C  ..............................       ---*      ---*      ---*
Shares redeemed:
 Class A  ..............................       (16)       (2)      ---
 Class B  ..............................       ---*      ---       ---
 Class C  ..............................       ---       ---*      ---
                                             -----      ----     -----
Increase in outstanding capital shares .     1,195     1,242       514
                                             =====     =====       ===
Value issued from sale of shares:
 Class A  ..............................    $9,245   $ 8,975    $2,992
 Class B  ..............................     1,922     1,876     1,024
 Class C  ..............................     1,530     2,016     1,151
Value issued from reinvestment of
 dividends and/or capital gains
 distribution:
 Class A  ..............................        17        23        12
 Class B  ..............................         1         2         3
 Class C  ..............................         1         3         3
Value redeemed:
 Class A  ..............................      (179)      (25)      ---
 Class B  ..............................        (2)      ---       ---
 Class C  ..............................       ---       ---*      ---
                                           -------   -------    ------
Increase in outstanding capital ........   $12,535   $12,870    $5,185
                                           =======   =======    ======

Waddell & Reed InvestEd Portfolios, Inc.
------------------------------------------------------

     Waddell & Reed InvestEd Growth Portfolio
     Waddell & Reed InvestEd Balanced Portfolio
     Waddell & Reed InvestEd Conservative Portfolio












------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355



Our INTERNET address is:
  http://www.waddell.com


NUR1909SA(6-02)

For more complete information regarding any of the portfolios in Waddell & Reed InvestEd Portfolios, Inc., including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.